PREPAID EXPENSES AND OTHER LONG-TERM ASSETS - Schedule of Other Long-Term Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Assets, Noncurrent Disclosure [Abstract]
Deferred commission costs	$ 138,343	$ 94,087
Severance pay fund	13,180	13,511
Prepaid expenses	66,882	39,875
Other	6,039	6,187
Prepaid Expense and Other Assets, Noncurrent	$ 224,445	$ 153,660